Investment and Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value measured on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Marketable securities
Total assets at fair value	$ 702,937	$ 28,389,233
Common stocks [Member]
Marketable securities
Total assets at fair value	702,937	28,384,944
Warrants [Member]
Marketable securities
Total assets at fair value		4,289
Level 1 [Member]
Marketable securities
Total assets at fair value	66,781	66,062
Level 1 [Member] | Common stocks [Member]
Marketable securities
Total assets at fair value	66,781	66,062
Level 1 [Member] | Warrants [Member]
Marketable securities
Total assets at fair value
Level 2 [Member]
Marketable securities
Total assets at fair value	636,156	28,318,882
Level 2 [Member] | Common stocks [Member]
Marketable securities
Total assets at fair value	636,156	28,318,882
Level 2 [Member] | Warrants [Member]
Marketable securities
Total assets at fair value
Level 3 [Member]
Marketable securities
Total assets at fair value		4,289
Level 3 [Member] | Common stocks [Member]
Marketable securities
Total assets at fair value
Level 3 [Member] | Warrants [Member]
Marketable securities
Total assets at fair value		$ 4,289